UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/1/08

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		35


Form 13F information table value total (x$1000): $31,367

List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                 March 31, 2008

                            Title                 Value     Shares/   Sh/  Put/ Invstmt  Other
  Name of Issuer           of Class     Cusip    (x$1000)   Pm Amt    Pm   Call Dscretn  Mgrs   Sole      Shared  None

  Advisory Board (The)        COM    00762W107     1,297   23,600.00   SH        Sole         23,600.00
  Aecom Technology Corp       COM    00766T100       923   35,500.00   SH        Sole         35,500.00
  Air Methods Corp            COM    009128307       363    7,500.00   SH        Sole          7,500.00
  Argon St                    COM    040149106       837   49,200.00   SH        Sole         49,200.00
  Bruker Corp                 COM    116794108     1,762  114,500.00   SH        Sole        114,500.00
  CRA International           COM    12618T105       851   26,483.00   SH        Sole         26,483.00
  Calgon Carbon Corp          COM    129603106       892   59,300.00   SH        Sole         59,300.00
  Capella Education           COM    139594105     1,097   20,100.00   SH        Sole         20,100.00
  Cogent                      COM    19239Y108       797   84,500.00   SH        Sole         84,500.00
  Dycom Industries            COM    267475101       665   55,400.00   SH        Sole         55,400.00
  Emeritus Corp               COM    291005106       780   37,400.00   SH        Sole         37,400.00
  FGX International Holdings  COM    G3396L102       267   22,312.00   SH        Sole         22,312.00
  Greenfield Online           COM    395150105       835   70,400.00   SH        Sole         70,400.00
  Heritage Crystal Clean      COM    42726M106       469   30,000.00   SH        Sole         30,000.00
  ITC Holdings                COM    465685105     1,335   25,650.00   SH        Sole         25,650.00
  Icon PLC ADR                COM    45103T107     1,394   21,475.00   SH        Sole         21,475.00
  Interactive Brokers Group   COM    45841N107     1,112   43,300.00   SH        Sole         43,300.00
  Interline Brands            COM    458743101       803   43,300.00   SH        Sole         43,300.00
  Lincoln Educational         COM    533535100       690   57,500.00   SH        Sole         57,500.00
  LivePerson                  COM    538146101       409  131,800.00   SH        Sole        131,800.00
  Martha Stewart Living       COM    573083102     1,433  192,900.00   SH        Sole        192,900.00
  Omnimedia Inc.
  Nice Systems ADR            COM    653656108     1,070   37,900.00   SH        Sole         37,900.00
  Northwest Pipe              COM    667746101     1,143   26,900.00   SH        Sole         26,900.00
  Oil States International    COM    678026105     1,017   22,700.00   SH        Sole         22,700.00
  Omrix Pharmaceutical        COM    681989109       633   45,200.00   SH        Sole         45,200.00
  On Assignment               COM    682159108       790  124,400.00   SH        Sole        124,400.00
  ProAssurance                COM    74267C106     1,270   23,600.00   SH        Sole         23,600.00
  Providence Service          COM    743815102     1,167   38,900.00   SH        Sole         38,900.00
  Quanta Services Inc.        COM    74762E102       820   35,410.00   SH        Sole         35,410.00
  RTI Biologics Inc.          COM    74975N105       850   90,000.00   SH        Sole         90,000.00
  Santarus                    COM    802817304       471  183,253.00   SH        Sole        183,253.00
  Signature Bank NY           COM    82669G104       757   29,700.00   SH        Sole         29,700.00
  Sun Healthcare Group        COM    866933401       988   75,200.00   SH        Sole         75,200.00
  United Natural Foods        COM    911163103     1,025   54,763.00   SH        Sole         54,763.00
  Universal Technical
  Institute   		      COM    913915104       353   30,100.00   SH        Sole         30,100.00
  TOTAL PORTFOLIO
  REPORT SUMMARY               35                             31,367





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